Related Party Loans (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Related Party Transaction Amounts	$ 316,746		$ 205,930
Lori Durrant [Member]
Related Party Transaction Amounts Of Transaction		$ 8,300	8,300
Kent Durrant [Member]
Related Party Transaction Amounts Of Transaction		196,000	185,000
Wyn Ward [Member]
Related Party Transaction Amounts Of Transaction		20,000	10,000
Erik Durrant [Member]
Related Party Transaction Amounts Of Transaction		$ 92,446	$ 2,630